Note 18 - Cash and Cash Equivalents (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Jun. 23, 2017	Jun. 22, 2017	Dec. 31, 2016	Oct. 19, 2016
Statement Line Items [Line Items]
Bank overdrafts	$ 311
Borrowings, interest rate		7.25%			7.25%
Borrowings, adjustment to interest rate basis			10.00%
Unsecured bank overdraft facility [member]
Statement Line Items [Line Items]
Maximum borrowing capacity	4,000
Bank overdrafts	$ 311			$ 0
Borrowings, interest rate	6.50%
Borrowings, adjustment to interest rate basis	4.65%